Related-Party Transactions (Narrative) (Details) (USD $)	0 Months Ended
	Oct. 13, 2011	Aug. 08, 2011	Dec. 31, 2012	Aug. 30, 2011
Related Party Transactions [Abstract]
Note payable to officer and company in which officer is a general partner				$ 610,000
Related party notes payable, interest rate (in Percent)	8.00%	15.00%
Note receivable from minority stockholders	31,968		28,800
Number of minority stockholders who are debtors under note receivable (in Integer)	2
Related party note receivable, interest rate, after maturity date (in Percent)	15.00%
Minority shareholder debtors, monthly shares forfeitable if note receivable is unpaid after maturity (in Shares)	16,667
Minority shareholder debtors, maximum shares forfeitable if note receivable is unpaid after maturity (in Shares)	200,000
Proceeds from related party note receivable, total	7,988
Proceeds from related party note receivable, principal	5,941
Proceeds from related party note receivable, interest	2,047
Portion of note balance attributable to interest due			$ 2,215
Number of shares forfeited			200,000